March 4, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	abrdn Funds
Post-Effective Amendment No. 132
Securities Act File No. 333-146680
Investment Company Act File No. 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of abrdn Funds (the “Trust”), the undersigned hereby certifies that:

(1)	the form of Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act for abrdn EM SMA Completion Fund would not have differed from those contained in Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and

(2)	the forms of Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act for each series of the Trust would not have differed from those contained the Amendment; and

(3)	the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 27, 2026 and became effective on February 28, 2026.

If you have any questions regarding this certification, please contact me at 215-405-5770.

Sincerely,

/s/ Lucia Sitar
Lucia Sitar

cc:	Thomas C. Bogle, Dechert LLP
Louis Rosenbaum, Dechert LLP

abrdn Inc.

1900 Market Street, Suite 200, Philadelphia PA 19103

Telephone: (215) 405-5700

abrdn Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.